UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-06071

Deutsche Institutional Funds

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154

(Address of principal executive offices) (Zip code)

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 12/31

Date of reporting period: 3/31/2017

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                                                         as of March 31, 2017 (Unaudited)

Deutsche Equity 500 Index Fund

Deutsche Equity 500 Index Fund (the “Fund”) is a feeder fund that invests substantially all of its assets in a “master portfolio”, the Deutsche Equity 500 Index Portfolio (the “Portfolio”) and owns a pro rata interest in the Portfolio’s net assets. At March 31, 2017, the Fund owned approximately 46% of the Portfolio’s outstanding interests. The Portfolio’s Schedule of Investments is set forth below.

	Shares	Value ($)
Common Stocks 98.2%
Consumer Discretionary 12.1%
Auto Components 0.2%
BorgWarner, Inc.	16,625	694,759
Delphi Automotive PLC	22,715	1,828,330
Goodyear Tire & Rubber Co.	21,445	772,020
		3,295,109
Automobiles 0.5%
Ford Motor Co.	328,885	3,828,222
General Motors Co.	114,856	4,061,308
Harley-Davidson, Inc.	14,782	894,311
		8,783,841
Distributors 0.1%
Genuine Parts Co.	12,511	1,156,141
LKQ Corp.*	25,554	747,966
		1,904,107
Diversified Consumer Services 0.0%
H&R Block, Inc.	17,794	413,710
Hotels, Restaurants & Leisure 1.6%
Carnival Corp.	35,216	2,074,575
Chipotle Mexican Grill, Inc.*	2,416	1,076,376
Darden Restaurants, Inc.	10,576	884,894
Marriott International, Inc. "A"	26,509	2,496,618
McDonald's Corp.	68,982	8,940,757
Royal Caribbean Cruises Ltd.	14,119	1,385,215
Starbucks Corp.	122,769	7,168,482
Wyndham Worldwide Corp.	8,949	754,311
Wynn Resorts Ltd.	6,591	755,394
Yum! Brands, Inc.	28,340	1,810,926
		27,347,548
Household Durables 0.4%
D.R. Horton, Inc.	28,517	949,901
Garmin Ltd.	9,990	510,589
Leggett & Platt, Inc.	11,483	577,824
Lennar Corp. "A"	17,068	873,711
Mohawk Industries, Inc.*	5,301	1,216,526
Newell Brands, Inc.	40,669	1,918,357
PulteGroup, Inc.	23,649	556,934
Whirlpool Corp.	6,281	1,076,124
		7,679,966
Internet & Direct Marketing Retail 2.5%
Amazon.com, Inc.*	33,367	29,581,180
Expedia, Inc.	10,178	1,284,158
Netflix, Inc.*	36,268	5,360,773
The Priceline Group, Inc.*	4,143	7,374,416
TripAdvisor, Inc.*	9,225	398,151
		43,998,678
Leisure Products 0.1%
Hasbro, Inc.	9,407	939,007
Mattel, Inc.	29,331	751,167
		1,690,174
Media 3.2%
CBS Corp. "B"	31,371	2,175,893
Charter Communications, Inc. "A"*	18,127	5,933,330
Comcast Corp. "A"	398,724	14,988,035
Discovery Communications, Inc. "A"*	12,467	362,665
Discovery Communications, Inc. "C"*	18,001	509,608
DISH Network Corp. "A"*	19,068	1,210,627
Interpublic Group of Companies, Inc.	33,031	811,572
News Corp. "A"	31,997	415,961
News Corp. "B"	9,976	134,676
Omnicom Group, Inc.	19,789	1,706,010
Scripps Networks Interactive "A"	8,016	628,214
TEGNA, Inc.	18,619	477,019
Time Warner, Inc.	65,244	6,374,991
Twenty-First Century Fox, Inc. "A"	88,711	2,873,349
Twenty-First Century Fox, Inc. "B"	40,977	1,302,249
Viacom, Inc. "B"	29,250	1,363,635
Walt Disney Co.	122,557	13,896,738
		55,164,572
Multiline Retail 0.4%
Dollar General Corp.	21,364	1,489,712
Dollar Tree, Inc.*	19,846	1,557,117
Kohl's Corp.	15,065	599,738
Macy's, Inc.	25,427	753,656
Nordstrom, Inc. (a)	9,880	460,112
Target Corp.	46,817	2,583,830
		7,444,165
Specialty Retail 2.4%
Advance Auto Parts, Inc.	6,162	913,578
AutoNation, Inc.*	5,814	245,874
AutoZone, Inc.*	2,399	1,734,597
Bed Bath & Beyond, Inc.	12,904	509,192
Best Buy Co., Inc.	22,821	1,121,652
CarMax, Inc.*	15,627	925,431
Foot Locker, Inc.	11,289	844,530
Home Depot, Inc.	102,594	15,063,877
L Brands, Inc.	20,141	948,641
Lowe's Companies, Inc.	72,946	5,996,891
O'Reilly Automotive, Inc.*	7,718	2,082,625
Ross Stores, Inc.	33,180	2,185,567
Signet Jewelers Ltd.	5,953	412,364
Staples, Inc.	55,992	491,050
The Gap, Inc.	18,959	460,514
Tiffany & Co.	8,884	846,645
TJX Companies, Inc.	54,882	4,340,068
Tractor Supply Co.	10,912	752,601
Ulta Salon, Cosmetics & Fragrance, Inc.*	4,929	1,405,899
		41,281,596
Textiles, Apparel & Luxury Goods 0.7%
Coach, Inc.	23,402	967,205
Hanesbrands, Inc.	32,460	673,870
Michael Kors Holdings Ltd.*	13,980	532,778
NIKE, Inc. "B"	111,561	6,217,294
PVH Corp.	6,651	688,179
Ralph Lauren Corp.	4,839	394,959
Under Armour, Inc. "A"* (a)	14,811	292,962
Under Armour, Inc. "C"*	16,174	295,984
VF Corp.	27,822	1,529,375
		11,592,606
Consumer Staples 9.1%
Beverages 2.0%
Brown-Forman Corp. "B"	15,093	696,995
Coca-Cola Co.	325,451	13,812,141
Constellation Brands, Inc. "A"	14,557	2,359,253
Dr. Pepper Snapple Group, Inc.	15,448	1,512,668
Molson Coors Brewing Co. "B"	15,551	1,488,386
Monster Beverage Corp.*	33,902	1,565,255
PepsiCo, Inc.	120,188	13,444,230
		34,878,928
Food & Staples Retailing 1.9%
Costco Wholesale Corp.	36,983	6,201,679
CVS Health Corp.	86,415	6,783,577
Kroger Co.	77,873	2,296,475
Sysco Corp.	41,892	2,175,033
Wal-Mart Stores, Inc.	126,858	9,143,924
Walgreens Boots Alliance, Inc.	71,840	5,966,312
Whole Foods Market, Inc.	26,512	787,937
		33,354,937
Food Products 1.5%
Archer-Daniels-Midland Co.	48,135	2,216,135
Campbell Soup Co.	16,218	928,318
Conagra Brands, Inc.	34,885	1,407,261
General Mills, Inc.	48,907	2,886,002
Hormel Foods Corp.	22,483	778,586
Kellogg Co.	21,346	1,549,933
Kraft Heinz Co.	50,247	4,562,930
McCormick & Co., Inc.	9,588	935,309
Mead Johnson Nutrition Co.	15,461	1,377,266
Mondelez International, Inc. "A"	128,631	5,541,424
The Hershey Co.	11,747	1,283,360
The JM Smucker Co.	9,824	1,287,730
Tyson Foods, Inc. "A"	24,145	1,489,988
		26,244,242
Household Products 1.8%
Church & Dwight Co., Inc.	21,487	1,071,557
Clorox Co.	10,825	1,459,535
Colgate-Palmolive Co.	74,400	5,445,336
Kimberly-Clark Corp.	29,980	3,946,267
Procter & Gamble Co.	215,353	19,349,467
		31,272,162
Personal Products 0.1%
Coty, Inc. "A"	39,065	708,248
Estee Lauder Companies, Inc. "A"	18,745	1,589,389
		2,297,637
Tobacco 1.8%
Altria Group, Inc.	163,376	11,668,314
Philip Morris International, Inc.	130,717	14,757,949
Reynolds American, Inc.	69,679	4,391,171
		30,817,434
Energy 6.5%
Energy Equipment & Services 1.1%
Baker Hughes, Inc.	35,838	2,143,829
Halliburton Co.	73,082	3,596,365
Helmerich & Payne, Inc.	9,163	609,981
National Oilwell Varco, Inc.	31,903	1,278,991
Schlumberger Ltd.	117,436	9,171,752
TechnipFMC PLC*	39,331	1,278,258
Transocean Ltd.*	33,001	410,862
		18,490,038
Oil, Gas & Consumable Fuels 5.4%
Anadarko Petroleum Corp.	47,152	2,923,424
Apache Corp.	32,044	1,646,741
Cabot Oil & Gas Corp.	40,065	957,954
Chesapeake Energy Corp.*	63,202	375,420
Chevron Corp.	159,503	17,125,837
Cimarex Energy Co.	7,957	950,782
Concho Resources, Inc.*	12,507	1,605,148
ConocoPhillips	104,168	5,194,858
Devon Energy Corp.	44,261	1,846,569
EOG Resources, Inc.	48,642	4,745,027
EQT Corp.	14,418	880,940
Exxon Mobil Corp.	349,344	28,649,701
Hess Corp.	22,706	1,094,656
Kinder Morgan, Inc.	161,841	3,518,423
Marathon Oil Corp.	71,206	1,125,055
Marathon Petroleum Corp.	44,497	2,248,878
Murphy Oil Corp.	13,687	391,311
Newfield Exploration Co.*	16,518	609,679
Noble Energy, Inc.	36,751	1,262,029
Occidental Petroleum Corp.	64,429	4,082,221
ONEOK, Inc.	17,633	977,574
Phillips 66	37,193	2,946,430
Pioneer Natural Resources Co.	14,320	2,666,814
Range Resources Corp.	16,035	466,619
Southwestern Energy Co.*	41,852	341,931
Tesoro Corp.	9,713	787,336
Valero Energy Corp.	38,012	2,519,816
Williams Companies, Inc.	69,647	2,060,855
		94,002,028
Financials 14.1%
Banks 6.3%
Bank of America Corp.	844,576	19,923,548
BB&T Corp.	68,090	3,043,623
Citigroup, Inc.	233,398	13,961,868
Citizens Financial Group, Inc.	42,952	1,483,992
Comerica, Inc.	14,861	1,019,167
Fifth Third Bancorp.	63,292	1,607,617
Huntington Bancshares, Inc.	91,371	1,223,458
JPMorgan Chase & Co.	300,881	26,429,387
KeyCorp	90,462	1,608,414
M&T Bank Corp.	12,994	2,010,562
People's United Financial, Inc.	28,936	526,635
PNC Financial Services Group, Inc.	40,953	4,924,189
Regions Financial Corp.	101,701	1,477,715
SunTrust Banks, Inc.	41,432	2,291,190
U.S. Bancorp.	134,024	6,902,236
Wells Fargo & Co.	379,324	21,113,174
Zions Bancorp.	16,753	703,626
		110,250,401
Capital Markets 2.8%
Affiliated Managers Group, Inc.	4,742	777,403
Ameriprise Financial, Inc.	12,972	1,682,209
Bank of New York Mellon Corp.	87,322	4,124,218
BlackRock, Inc.	10,234	3,924,841
CBOE Holdings, Inc.	7,848	636,237
Charles Schwab Corp.	102,293	4,174,577
CME Group, Inc.	28,593	3,396,848
E*TRADE Financial Corp.*	23,486	819,427
Franklin Resources, Inc.	28,989	1,221,596
Intercontinental Exchange, Inc.	50,147	3,002,301
Invesco Ltd.	33,947	1,039,797
Moody's Corp.	13,969	1,565,087
Morgan Stanley	121,020	5,184,497
Nasdaq, Inc.	9,760	677,832
Northern Trust Corp.	19,037	1,648,223
Raymond James Financial, Inc.	10,716	817,202
S&P Global, Inc.	21,751	2,843,726
State Street Corp.	30,216	2,405,496
T. Rowe Price Group, Inc.	20,477	1,395,508
The Goldman Sachs Group, Inc.	31,205	7,168,413
		48,505,438
Consumer Finance 0.8%
American Express Co.	63,774	5,045,161
Capital One Financial Corp.	40,497	3,509,470
Discover Financial Services	32,505	2,223,017
Navient Corp.	24,516	361,856
Synchrony Financial	64,920	2,226,756
		13,366,260
Diversified Financial Services 1.6%
Berkshire Hathaway, Inc. "B"*	159,956	26,661,466
Leucadia National Corp.	26,815	697,190
		27,358,656
Insurance 2.6%
Aflac, Inc.	33,815	2,448,882
Allstate Corp.	30,761	2,506,714
American International Group, Inc.	78,396	4,894,262
Aon PLC	22,122	2,625,660
Arthur J. Gallagher & Co.	15,166	857,486
Assurant, Inc.	4,771	456,442
Chubb Ltd.	39,219	5,343,589
Cincinnati Financial Corp.	12,557	907,494
Hartford Financial Services Group, Inc.	31,516	1,514,974
Lincoln National Corp.	18,888	1,236,220
Loews Corp.	23,209	1,085,485
Marsh & McLennan Companies, Inc.	43,383	3,205,570
MetLife, Inc.	91,596	4,838,101
Principal Financial Group, Inc.	22,556	1,423,509
Progressive Corp.	48,941	1,917,508
Prudential Financial, Inc.	36,233	3,865,336
The Travelers Companies, Inc.	23,553	2,839,079
Torchmark Corp.	9,091	700,371
Unum Group	19,356	907,603
Willis Towers Watson PLC	10,735	1,405,104
XL Group Ltd.	22,343	890,592
		45,869,981
Health Care 13.7%
Biotechnology 2.8%
AbbVie, Inc.	134,285	8,750,010
Alexion Pharmaceuticals, Inc.*	18,925	2,294,467
Amgen, Inc.	62,046	10,179,887
Biogen, Inc.*	18,192	4,974,057
Celgene Corp.*	65,548	8,156,138
Gilead Sciences, Inc.	110,117	7,479,147
Incyte Corp.*	14,847	1,984,598
Regeneron Pharmaceuticals, Inc.*	6,408	2,483,164
Vertex Pharmaceuticals, Inc.*	20,940	2,289,789
		48,591,257
Health Care Equipment & Supplies 2.6%
Abbott Laboratories	145,656	6,468,583
Baxter International, Inc.	41,050	2,128,853
Becton, Dickinson & Co.	17,955	3,293,665
Boston Scientific Corp.*	115,027	2,860,721
C.R. Bard, Inc.	6,090	1,513,609
Danaher Corp.	51,435	4,399,236
DENTSPLY SIRONA, Inc.	19,250	1,201,970
Edwards Lifesciences Corp.*	17,912	1,684,982
Hologic, Inc.*	23,317	992,138
IDEXX Laboratories, Inc.*	7,362	1,138,239
Intuitive Surgical, Inc.*	3,098	2,374,524
Medtronic PLC	115,354	9,292,918
Stryker Corp.	26,098	3,435,802
The Cooper Companies, Inc.	4,062	811,953
Varian Medical Systems, Inc.*	7,755	706,713
Zimmer Biomet Holdings, Inc.	16,953	2,070,131
		44,374,037
Health Care Providers & Services 2.6%
Aetna, Inc.	29,636	3,780,072
AmerisourceBergen Corp.	13,919	1,231,831
Anthem, Inc.	22,280	3,684,666
Cardinal Health, Inc.	26,587	2,168,170
Centene Corp.*	14,311	1,019,802
CIGNA Corp.	21,659	3,172,827
DaVita, Inc.*	13,132	892,582
Envision Healthcare Corp.*	10,089	618,657
Express Scripts Holding Co.*	51,039	3,363,980
HCA Holdings, Inc.*	24,339	2,165,928
Henry Schein, Inc.*	6,616	1,124,521
Humana, Inc.	12,584	2,594,066
Laboratory Corp. of America Holdings*	8,631	1,238,290
McKesson Corp.	17,869	2,649,258
Patterson Companies, Inc.	6,861	310,323
Quest Diagnostics, Inc.	11,631	1,142,048
UnitedHealth Group, Inc.	81,053	13,293,503
Universal Health Services, Inc. "B"	7,494	932,628
		45,383,152
Health Care Technology 0.1%
Cerner Corp.*	24,772	1,457,832
Life Sciences Tools & Services 0.6%
Agilent Technologies, Inc.	27,210	1,438,593
Illumina, Inc.*	12,328	2,103,650
Mettler-Toledo International, Inc.*	2,167	1,037,798
PerkinElmer, Inc.	9,240	536,474
Thermo Fisher Scientific, Inc.	32,895	5,052,672
Waters Corp.*	6,757	1,056,187
		11,225,374
Pharmaceuticals 5.0%
Allergan PLC	28,243	6,747,817
Bristol-Myers Squibb Co.	140,929	7,663,719
Eli Lilly & Co.	81,804	6,880,534
Johnson & Johnson	228,580	28,469,639
Mallinckrodt PLC*	9,054	403,537
Merck & Co., Inc.	231,307	14,697,247
Mylan NV*	38,812	1,513,280
Perrigo Co. PLC	11,948	793,228
Pfizer, Inc.	501,403	17,152,997
Zoetis, Inc.	41,464	2,212,934
		86,534,932
Industrials 9.9%
Aerospace & Defense 2.2%
Arconic, Inc.	36,790	969,049
Boeing Co.	47,999	8,489,103
General Dynamics Corp.	23,998	4,492,426
L3 Technologies, Inc.	6,493	1,073,228
Lockheed Martin Corp.	21,040	5,630,304
Northrop Grumman Corp.	14,728	3,502,908
Raytheon Co.	24,701	3,766,902
Rockwell Collins, Inc.	10,934	1,062,347
Textron, Inc.	22,678	1,079,246
TransDigm Group, Inc.	4,191	922,691
United Technologies Corp.	63,172	7,088,530
		38,076,734
Air Freight & Logistics 0.7%
C.H. Robinson Worldwide, Inc.	11,848	915,732
Expeditors International of Washington, Inc.	15,037	849,440
FedEx Corp.	20,679	4,035,507
United Parcel Service, Inc. "B"	58,082	6,232,199
		12,032,878
Airlines 0.6%
Alaska Air Group, Inc.	10,323	951,987
American Airlines Group, Inc.	42,531	1,799,061
Delta Air Lines, Inc.	61,619	2,832,009
Southwest Airlines Co.	51,859	2,787,940
United Continental Holdings, Inc.*	24,153	1,706,168
		10,077,165
Building Products 0.3%
Allegion PLC	7,896	597,727
Fortune Brands Home & Security, Inc.	12,776	777,420
Johnson Controls International PLC	79,189	3,335,441
Masco Corp.	26,766	909,776
		5,620,364
Commercial Services & Supplies 0.3%
Cintas Corp.	7,345	929,436
Republic Services, Inc.	19,417	1,219,582
Stericycle, Inc.*	7,164	593,824
Waste Management, Inc.	34,112	2,487,447
		5,230,289
Construction & Engineering 0.1%
Fluor Corp.	11,982	630,493
Jacobs Engineering Group, Inc.	10,252	566,730
Quanta Services, Inc.*	12,496	463,727
		1,660,950
Electrical Equipment 0.5%
Acuity Brands, Inc.	3,776	770,304
AMETEK, Inc.	19,352	1,046,556
Eaton Corp. PLC	37,881	2,808,876
Emerson Electric Co.	54,341	3,252,852
Rockwell Automation, Inc.	10,839	1,687,741
		9,566,329
Industrial Conglomerates 2.4%
3M Co.	50,228	9,610,123
General Electric Co.	734,957	21,901,719
Honeywell International, Inc.	64,128	8,007,663
Roper Technologies, Inc.	8,594	1,774,575
		41,294,080
Machinery 1.5%
Caterpillar, Inc.	49,422	4,584,385
Cummins, Inc.	13,047	1,972,706
Deere & Co.	24,697	2,688,515
Dover Corp.	13,037	1,047,523
Flowserve Corp.	10,857	525,696
Fortive Corp.	25,373	1,527,962
Illinois Tool Works, Inc.	26,280	3,481,312
Ingersoll-Rand PLC	21,883	1,779,525
PACCAR, Inc.	29,595	1,988,784
Parker-Hannifin Corp.	11,249	1,803,440
Pentair PLC	13,976	877,413
Snap-on, Inc.	4,958	836,266
Stanley Black & Decker, Inc.	12,870	1,710,037
Xylem, Inc.	14,904	748,479
		25,572,043
Professional Services 0.2%
Dun & Bradstreet Corp.	2,998	323,604
Equifax, Inc.	10,101	1,381,211
Nielsen Holdings PLC	28,271	1,167,875
Robert Half International, Inc.	10,964	535,372
Verisk Analytics, Inc.*	13,037	1,057,822
		4,465,884
Road & Rail 0.9%
CSX Corp.	78,075	3,634,391
J.B. Hunt Transport Services, Inc.	7,256	665,666
Kansas City Southern	8,941	766,780
Norfolk Southern Corp.	24,502	2,743,489
Ryder System, Inc.	4,475	337,594
Union Pacific Corp.	68,575	7,263,464
		15,411,384
Trading Companies & Distributors 0.2%
Fastenal Co.	24,384	1,255,776
United Rentals, Inc.*	7,038	880,102
W.W. Grainger, Inc.	4,574	1,064,644
		3,200,522
Information Technology 21.7%
Communications Equipment 1.0%
Cisco Systems, Inc.	421,938	14,261,505
F5 Networks, Inc.*	5,397	769,450
Harris Corp.	10,484	1,166,555
Juniper Networks, Inc.	31,787	884,632
Motorola Solutions, Inc.	13,915	1,199,751
		18,281,893
Electronic Equipment, Instruments & Components 0.4%
Amphenol Corp. "A"	25,931	1,845,509
Corning, Inc.	78,221	2,111,967
FLIR Systems, Inc.	11,693	424,222
TE Connectivity Ltd.	29,938	2,231,878
		6,613,576
Internet Software & Services 4.5%
Akamai Technologies, Inc.*	14,549	868,575
Alphabet, Inc. "A"*	25,032	21,222,130
Alphabet, Inc. "C"*	24,895	20,651,896
eBay, Inc.*	85,206	2,860,366
Facebook, Inc. "A"*	198,424	28,186,129
VeriSign, Inc.* (a)	7,518	654,893
Yahoo!, Inc.*	73,996	3,434,154
		77,878,143
IT Services 3.6%
Accenture PLC "A"	52,455	6,288,305
Alliance Data Systems Corp.	4,720	1,175,280
Automatic Data Processing, Inc.	37,829	3,873,311
Cognizant Technology Solutions Corp. "A"*	51,284	3,052,424
CSRA, Inc.	11,870	347,672
Fidelity National Information Services, Inc.	27,728	2,207,703
Fiserv, Inc.*	18,106	2,087,803
Global Payments, Inc.	12,847	1,036,496
International Business Machines Corp.	72,307	12,591,541
Mastercard, Inc. "A"	79,365	8,926,182
Paychex, Inc.	26,935	1,586,472
PayPal Holdings, Inc.*	94,620	4,070,552
Teradata Corp.*	11,432	355,764
Total System Services, Inc.	13,735	734,273
Visa, Inc. "A"	156,526	13,910,466
Western Union Co.	40,392	821,977
		63,066,221
Semiconductors & Semiconductor Equipment 3.4%
Advanced Micro Devices, Inc.*	64,753	942,156
Analog Devices, Inc.	30,688	2,514,882
Applied Materials, Inc.	91,091	3,543,440
Broadcom Ltd.	33,792	7,399,096
Intel Corp.	398,302	14,366,753
KLA-Tencor Corp.	13,160	1,251,121
Lam Research Corp.	13,747	1,764,565
Microchip Technology, Inc.	18,219	1,344,198
Micron Technology, Inc.*	87,368	2,524,935
NVIDIA Corp.	49,626	5,405,760
Qorvo, Inc.*	10,598	726,599
QUALCOMM, Inc.	124,442	7,135,504
Skyworks Solutions, Inc.	15,587	1,527,214
Texas Instruments, Inc.	84,237	6,786,133
Xilinx, Inc.	21,006	1,216,038
		58,448,394
Software 4.5%
Activision Blizzard, Inc.	58,295	2,906,589
Adobe Systems, Inc.*	41,781	5,436,961
Autodesk, Inc.*	16,520	1,428,484
CA, Inc.	26,147	829,383
Citrix Systems, Inc.*	13,095	1,091,992
Electronic Arts, Inc.*	25,991	2,326,714
Intuit, Inc.	20,490	2,376,635
Microsoft Corp.	651,017	42,875,980
Oracle Corp.	252,506	11,264,293
Red Hat, Inc.*	14,956	1,293,694
salesforce.com, Inc.*	55,191	4,552,706
Symantec Corp.	52,224	1,602,232
Synopsys, Inc.*	12,647	912,228
		78,897,891
Technology Hardware, Storage & Peripherals 4.3%
Apple, Inc.	441,996	63,497,146
Hewlett Packard Enterprise Co.	140,283	3,324,707
HP, Inc.	142,716	2,551,762
NetApp, Inc.	22,866	956,942
Seagate Technology PLC	24,761	1,137,273
Western Digital Corp.	24,279	2,003,746
Xerox Corp.	73,209	537,354
		74,008,930
Materials 2.8%
Chemicals 2.1%
Air Products & Chemicals, Inc.	18,348	2,482,301
Albemarle Corp.	9,428	995,974
CF Industries Holdings, Inc.	19,477	571,650
Dow Chemical Co.	94,068	5,977,081
E.I. du Pont de Nemours & Co.	72,856	5,852,522
Eastman Chemical Co.	12,325	995,860
Ecolab, Inc.	22,143	2,775,404
FMC Corp.	11,284	785,254
International Flavors & Fragrances, Inc.	6,638	879,734
LyondellBasell Industries NV "A"	27,818	2,536,723
Monsanto Co.	36,956	4,183,419
PPG Industries, Inc.	21,672	2,277,294
Praxair, Inc.	24,032	2,850,195
The Mosaic Co.	29,203	852,143
The Sherwin-Williams Co.	6,840	2,121,700
		36,137,254
Construction Materials 0.1%
Martin Marietta Materials, Inc.	5,344	1,166,328
Vulcan Materials Co.	11,085	1,335,521
		2,501,849
Containers & Packaging 0.3%
Avery Dennison Corp.	7,498	604,339
Ball Corp.	14,678	1,089,988
International Paper Co.	34,661	1,760,086
Sealed Air Corp.	16,599	723,384
WestRock Co.	21,096	1,097,625
		5,275,422
Metals & Mining 0.3%
Freeport-McMoRan, Inc.*	111,861	1,494,463
Newmont Mining Corp.	44,798	1,476,542
Nucor Corp.	26,890	1,605,871
		4,576,876
Real Estate 2.9%
Equity Real Estate Investment Trusts (REITs) 2.8%
Alexandria Real Estate Equities, Inc.	7,455	823,927
American Tower Corp.	36,007	4,376,291
Apartment Investment & Management Co. "A"	13,314	590,476
AvalonBay Communities, Inc.	11,592	2,128,291
Boston Properties, Inc.	12,981	1,718,814
Crown Castle International Corp.	30,398	2,871,091
Digital Realty Trust, Inc.	13,417	1,427,435
Equinix, Inc.	6,546	2,620,822
Equity Residential	30,990	1,928,198
Essex Property Trust, Inc.	5,518	1,277,583
Extra Space Storage, Inc.	10,798	803,263
Federal Realty Investment Trust	6,160	822,360
GGP, Inc.	49,089	1,137,883
HCP, Inc.	39,379	1,231,775
Host Hotels & Resorts, Inc.	62,387	1,164,141
Iron Mountain, Inc.	20,326	725,028
Kimco Realty Corp.	35,449	783,068
Mid-America Apartment Communities, Inc.	9,502	966,734
Prologis, Inc.	44,658	2,316,857
Public Storage	12,587	2,755,420
Realty Income Corp.	22,908	1,363,713
Regency Centers Corp.	12,167	807,767
Simon Property Group, Inc.	26,953	4,636,725
SL Green Realty Corp.	8,481	904,244
The Macerich Co.	9,981	642,776
UDR, Inc.	22,209	805,298
Ventas, Inc.	29,917	1,945,802
Vornado Realty Trust	14,524	1,456,903
Welltower, Inc.	30,595	2,166,738
Weyerhaeuser Co.	63,140	2,145,497
		49,344,920
Real Estate Management & Development 0.1%
CBRE Group, Inc. "A"*	25,107	873,473
Telecommunication Services 2.3%
Diversified Telecommunication Services
AT&T, Inc.	517,411	21,498,427
CenturyLink, Inc.	45,926	1,082,476
Level 3 Communications, Inc.*	24,617	1,408,585
Verizon Communications, Inc.	343,419	16,741,676
		40,731,164
Utilities 3.1%
Electric Utilities 1.9%
Alliant Energy Corp.	18,873	747,560
American Electric Power Co., Inc.	41,471	2,783,948
Duke Energy Corp.	58,929	4,832,767
Edison International	27,497	2,189,036
Entergy Corp.	15,063	1,144,186
Eversource Energy	26,786	1,574,481
Exelon Corp.	78,080	2,809,318
FirstEnergy Corp.	37,370	1,189,113
NextEra Energy, Inc.	39,390	5,056,494
PG&E Corp.	42,763	2,837,753
Pinnacle West Capital Corp.	9,274	773,266
PPL Corp.	57,322	2,143,270
Southern Co.	83,527	4,157,974
Xcel Energy, Inc.	42,947	1,908,994
		34,148,160
Independent Power & Renewable Electricity Producers 0.1%
AES Corp.	56,754	634,509
NRG Energy, Inc.	26,364	493,007
		1,127,516
Multi-Utilities 1.0%
Ameren Corp.	20,404	1,113,854
CenterPoint Energy, Inc.	36,066	994,340
CMS Energy Corp.	23,332	1,043,874
Consolidated Edison, Inc.	25,737	1,998,735
Dominion Resources, Inc.	52,916	4,104,694
DTE Energy Co.	15,144	1,546,354
NiSource, Inc.	27,782	660,934
Public Service Enterprise Group, Inc.	42,663	1,892,104
SCANA Corp.	11,906	778,057
Sempra Energy	21,108	2,332,434
WEC Energy Group, Inc.	26,649	1,615,729
		18,081,109
Water Utilities 0.1%
American Water Works Co., Inc.	14,967	1,163,984
Total Common Stocks (Cost $700,596,821)		1,708,236,195
	Principal Amount ($)	Value ($)
Government & Agency Obligation 0.1%
U.S. Treasury Obligation
U.S. Treasury Bill, 0.73% **, 8/17/2017 (b) (Cost $2,208,802)	2,215,000	2,208,401
	Shares	Value ($)
Securities Lending Collateral 0.1%
Deutsche Government & Agency Securities Portfolio "Deutsche Government Cash Institutional Shares", 0.63% (c) (d) (Cost $1,418,280)	1,418,280	1,418,280
Cash Equivalents 1.6%
Deutsche Central Cash Management Government Fund, 0.74% (c) (Cost $27,892,117)	27,892,117	27,892,117
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $732,116,020) †	100.0	1,739,754,993
Other Assets and Liabilities, Net	0.0	194,595
Net Assets	100.0	1,739,949,588

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
*	Non-income producing security.
**	Annualized yield at time of purchase; not a coupon rate.
†	The cost for federal income tax purposes was $786,447,461. At March 31, 2017, net unrealized appreciation for all securities based on tax cost was $953,307,532. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $1,023,857,567 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $70,550,035.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at March 31, 2017 amounted to $1,385,132, which is 0.1% of net assets.
(b)	At March 31, 2017, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(c)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
At March 31, 2017, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Depreciation ($)

S&P 500 E-Mini Index	USD	6/16/2017	236	27,838,560	(49,177)

Currency Abbreviation
USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2017 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (e)	$1,708,236,195	$—	$—	$1,708,236,195
Government & Agency Obligation	—	2,208,401	—	2,208,401
Short-Term Investments (e)	29,310,397	—	—	29,310,397
Total	$1,737,546,592	$2,208,401	$—	$1,739,754,993
Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (f)
Futures Contracts	$(49,177)	$—	$—	$(49,177)
Total	$(49,177)	$—	$—	$(49,177)

There have been no transfers between fair value measurement levels during the period ended March 31, 2017.
(e)	See Investment Portfolio for additional detailed categorizations.
(f)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of March 31, 2017 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures
Equity Contracts	$ (49,177)

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Equity 500 Index Fund, a series of Deutsche Institutional Funds

By:	/s/Brian E. Binder Brian E. Binder President

Date:	May 18, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	May 18, 2017

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	May 18, 2017